CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive Income (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
General and administrative expenses	¥ (109,195)	$ (15,832)	¥ (97,445)	¥ (114,667)
Total operating expenses	(579,592)	(84,033)	(714,872)	(409,894)
Operating loss
Operating loss	111,582	16,178	(54,248)	(44,451)
Other income, net	21,190	3,072	17,052	7,441
Income (loss) before income taxes	132,772	19,250	(37,196)	(37,010)
Income tax benefits (expenses)	(22,953)	(3,328)	145	(466)
Net income (loss)	109,819	15,922	(37,051)	(37,476)
Accretion to redemption value of contingently redeemable ordinary shares				(10,792)
Net income (loss) attributable to ordinary shareholders	109,819	15,922	(37,051)	(48,268)
Total comprehensive income (loss)	154,993	22,472	(49,867)	(59,337)
Parent Company
Operating expenses
General and administrative expenses	(18,993)	(2,754)	(22,755)	(6,335)
Total operating expenses	(18,993)	(2,754)	(22,755)	(6,335)
Operating loss
Operating loss	(18,993)	(2,754)	(22,755)	(6,335)
Share of income (losses) from subsidiaries, the VIE and VIE's subsidiaries	126,241	18,303	(15,874)	(31,142)
Other income, net	2,571	373	1,578	1
Income (loss) before income taxes	109,819	15,922	(37,051)	(37,476)
Net income (loss)	109,819	15,922	(37,051)	(37,476)
Accretion to redemption value of contingently redeemable ordinary shares				(10,792)
Net income (loss) attributable to ordinary shareholders	109,819	15,922	(37,051)	(48,268)
Total comprehensive income (loss)	¥ 154,993	$ 22,472	¥ (49,867)	¥ (59,337)